Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 17, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Applicable statutory tax rate	27.00%	27.10%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (3,051)	$ (2,726)		$ (2,496)
Non-capital tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	645	208
Deferred tax asset	129	17		$ 21
Unused tax losses for which no deferred tax asset recognised	167	144
Non-capital tax loss carryforwards | MTS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	478	64	$ 1,500
Deferred tax asset			$ 300
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforward	$ 806	$ 827